Share Capital and Reserves (Details) - Schedule of Share Capital Number of Shares - Share Capital and Reserves [Member] - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital Number of Shares [Line Items]
Common shares	27,288,093	16,288,093
Total outstanding shares	27,288,093	16,288,093